Fee and commission expenses	12 Months Ended
Dec. 31, 2017
Fee and commission expenses
Fee and commission expenses

37. Fee and commission expenses

Fee and commission expenses comprises the amount of all fees and commissions paid or payable by the Bank in the year, except those that form part of the effective interest rate on financial instruments.

The breakdown of Fee and commission expenses is as follows:

	2015	2016	2017

Credit and debit cards	1,895	2,894	3,250
Checks and others	23	26	25
Collections and transactional services	123	158	226
Fund management	25	4	2
Capital markets and securities activities	102	135	199
Financial advisory services	—	16	6
Other fees and commissions	1,337	1,597	1,795
	3,505	4,830	5,503